Putnam
High Yield
Trust II

SEMIANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

With the closing of two of our well-established funds, Putnam High Yield Advantage Fund and Putnam High Yield Trust, we are pleased to welcome high-yield investors to Putnam High Yield Trust II. In pursuing its objective of high current income with capital growth as a secondary goal, the fund is investing primarily in high-yielding lower-rated fixed-income securities; therefore, it will share a common strategy with Putnam's other high-yield bond funds even though it is smaller in size. It will also follow the other funds' lead with regard to portfolio diversification. Manager Jennifer Leichter is spreading the fund's holdings across a broad range of industries and companies, both large and small, foreign and domestic.

To pursue the fund's objective, Jennifer has allocated almost half the fund's assets to the telecommunications and media industries. Her decision to overweight these sectors was based on two sets of findings. One, telecommunications has proved to be one of the best performing sectors in the high-yield market, with bonds issued by competitive local exchange carriers among the strongest in the sector. Second, the spark of interest in Internet technology has significantly boosted the performance of cable companies. Holdings such as NEXTEL Communications Inc., WinStar Communications, Cablevision Systems Corporation, GST Telecommunications, Inc., to name a few, have already made a contribution to the fledgling fund's performance. While these holdings were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

Today's high-yield market is being driven mainly by deregulation, new technology, demand for capital abroad, and mergers and acquisitions. It is a market that has grown dramatically over the past few years and demand for high-yield bonds is steadily increasing. I share your manager's belief that the performance potential of high-yield bonds can continue to reward investors when pursued in combination with the in-depth credit research and careful selection your manager can provide.

The following semiannual report provides portfolio holdings and financial statements. A detailed discussion from the fund manager will be included in the annual report, which will cover the eight months ended August 31, 1998.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 15, 1998

The fund invests in lower-rated, high-yield debt securities. The lower ratings reflect a greater possibility that adverse changes in an issuer's business or financial condition, or in general economic conditions, may impair the issuer's ability to pay principal and interest on the securities.



Portfolio of investments owned
Febraury 28, 1998 (Unaudited)


CORPORATE BONDS AND NOTES (84.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (1.4%)
------------------------------------------------------------------------------------------------------------
$       200,000  Outdoor Comunications Inc. sr. sub. notes 9 1/4s, 2007                       $      208,500
      1,200,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                 1,278,000
                                                                                              --------------
                                                                                                   1,486,500

Aerospace and Defense (3.3%)
------------------------------------------------------------------------------------------------------------
        460,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                                 456,550
      1,000,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                     995,000
        100,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                                 105,000
        895,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                  971,075
        945,000  Sabreliner Corp. sr. notes Ser. B, 12 1/2s, 2003                                    994,613
                                                                                              --------------
                                                                                                   3,522,238

Agriculture (1.0%)
------------------------------------------------------------------------------------------------------------
      1,000,000  AGCO Corp. sr. sub. notes 8 1/2s, 2006                                            1,035,000

Airlines (1.2%)
------------------------------------------------------------------------------------------------------------
        825,000  Trans World Airlines, Inc. 144A sr. notes 11 1/2s, 2004                             872,438
        370,000  Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                                 371,850
                                                                                              --------------
                                                                                                   1,244,288

Apparel (0.5%)
------------------------------------------------------------------------------------------------------------
         40,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                        40,600
        500,000  William Carter Co. sr. sub. notes Ser. A, 10 3/8s, 2006                             530,000
                                                                                              --------------
                                                                                                     570,600

Automotive Parts (1.1%)
------------------------------------------------------------------------------------------------------------
      1,130,000  Navistar International Corp. 144A sr. sub.notes 8s, 2008                          1,134,238

Banks (3.1%)
------------------------------------------------------------------------------------------------------------
        550,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                574,750
        500,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                        487,500
        600,000  First Nationwide Holdings sr. notes 12 1/2s, 2003                                   690,000
         25,000  Korea Development Bank bonds 7 3/8s, 2004 (Korea)                                    22,579
         75,000  Korea Development Bank bonds 7 1/8s, 2001 (Korea)                                    70,373
      1,400,000  Sumitoma Bank Treasury Co. 144A bonds SEr. A, FRB
                   9.4s, 2049 (Japan)                                                              1,435,000
                                                                                              --------------
                                                                                                   3,280,202

Basic Industrial Products (0.1%)
------------------------------------------------------------------------------------------------------------
         60,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                             62,100

Broadcasting (3.9%)
------------------------------------------------------------------------------------------------------------
         25,000  Allbritton Communications Co. sr. sub. deb. Ser. B, 9 3/4s, 2007                     26,313
        350,000  Allbritton Communications Co. 144A sr. sub. notes 8 7/8s, 2008                      351,750
         75,000  Benedek Communications Corp. sr. disc. notes stepped-
                   coupon zero % (13 1/4s, 5/15/01), 2006 ++                                          58,875
        350,000  Fox/Liberty Networks LLC sr. disc. notes stepped-coupon
                   zero % (9 3/4s, 8/15/02), 2007 ++                                                 235,638
         40,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                      41,400
        670,000  Globo Communicacoes 144A company guaranty
                   10 1/2s, 2006 (Brazil)                                                            665,813
        580,000  Globo Communicacoes company guaranty 10 1/2s,
                   2006 (Brazil)                                                                     576,375
        110,000  Jacor Communications, Inc. sr. sub. notes 8s, 2010                                  109,725
         50,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                              50,188
      1,000,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                        1,027,500
      1,015,000  TV Azteca Sa De CV sr. notes 10 1/2s, 2007 (Mexico)                               1,086,050
                                                                                              --------------
                                                                                                   4,229,627

Building Products (0.5%)
------------------------------------------------------------------------------------------------------------
        500,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                            521,250

Building and Construction (1.7%)
------------------------------------------------------------------------------------------------------------
      1,000,000  American Architectural Products Corp. 144A sr. notes
                   11 3/4s, 2007                                                                   1,040,000
         50,000  Atrium Companies Inc. sub. notes 10 1/2s, 2006                                       53,000
        760,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                                775,200
                                                                                              --------------
                                                                                                   1,868,200

Business Services (0.7%)
------------------------------------------------------------------------------------------------------------
         30,000  ATC Group Services Inc. 144A sr. sub. notes 12s, 2008                                30,375
        588,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                     672,525
                                                                                              --------------
                                                                                                     702,900

Cable Television (3.6%)
------------------------------------------------------------------------------------------------------------
        800,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                        870,000
        210,000  Cablevision Systems Corp. sr. sub. notes 9 1/4s, 2005                               223,650
      1,260,000  Century Communications Corp. 144A sr. disc. notes
                   zero %, 2008                                                                      535,500
        350,000  Diamond Cable Communication Co. sr. disc. notes stepped-
                   coupon zero % (13 1/2s, 9/30/99), 2004 (United Kingdom) ++                        318,500
         75,000  Diamond Cable Communication Co. sr. disc. notes stepped-
                   coupon zero % (10 3/4s, 2/15/02), 2007 (United Kingdom) ++                         49,875
        350,000  Fox Kids Worldwide Inc. 144A sr. discount notes stepped-
                   coupon zero % (10 1/4s, 11/1/02), 2007 ++                                         213,500
         40,000  Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                                  39,500
        130,000  Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008                       131,138
      1,500,000  RBS Participacoes S.A. 144A company guaranty
                   11s, 2007 (Brazil)                                                              1,485,000
         35,000  United International Holdings 144A sr. disc. notes stepped-
                   coupon zero % (10 3/4s, 2/15/03), 2008 ++                                          21,219
                                                                                              --------------
                                                                                                   3,887,882

Cellular Communications (5.6%)
------------------------------------------------------------------------------------------------------------
      1,000,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                   zero % (14s, 10/1/02), 2007 ++                                                    512,500
        750,000  Dobson Communications Corp. 11 3/4s, 2007                                           813,750
        400,000  McCaw International Ltd sr. discount notes stepped coupon
                   zero % (13s, 4/15/02), 2007 ++                                                    264,000
        120,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (10.65s, 9/15/02), 2007 ++                                                  77,400
      1,320,000  NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (9.95s, 2/15/03), 2008 ++                                           818,400
      2,520,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (9 3/4s, 10/31/02), 2007 ++                                              1,575,000
      1,000,000  Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                                     1,110,000
        780,000  Western Wireless Corp. sr. sub. notes 10 1/2s, 2007                                 854,100
                                                                                              --------------
                                                                                                   6,025,150

Chemicals (0.5%)
------------------------------------------------------------------------------------------------------------
         75,000  PCI Chemicals & Pharmaceuticals company guaranty
                   9 1/4s, 2007 (Canada)                                                              75,375
        250,000  Polymer Group, Inc. 144A sr. sub. notes 8 3/4s, 2008                                251,250
        115,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                       120,750
        130,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                                 81,250
                                                                                              --------------
                                                                                                     528,625

Computer Services (0.2%)
------------------------------------------------------------------------------------------------------------
         75,000  Unisys Corp. deb. 9 3/4s, 2016                                                       77,438
         60,000  Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                                     63,000
         90,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                           94,500
                                                                                              --------------
                                                                                                     234,938

Conglomerates (0.8%)
------------------------------------------------------------------------------------------------------------
        893,000  Axia, Inc. sr. sub. notes Ser. B, 11s, 2001                                         910,860

Consumer Durables (1.5%)
------------------------------------------------------------------------------------------------------------
      1,500,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                           1,620,000

Consumer Non Durables (0.9%)
------------------------------------------------------------------------------------------------------------
      1,000,000  CLN Holdings, Inc. sr. disc. notes zero %, 2001                                     650,000
        270,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                      276,075
                                                                                              --------------
                                                                                                     926,075

Cosmetics (1.3%)
------------------------------------------------------------------------------------------------------------
        400,000  Carson, Inc. company guaranty Ser. B, 10 3/8s, 2007                                 400,000
         25,000  Renaissance Cosmetics company guaranty 11 3/4s, 2004                                 12,500
      1,000,000  Revlon Consumer Products 144A sr. sub. notes 8 5/8s, 2008                           995,000
                                                                                              --------------
                                                                                                   1,407,500

Electric Utilities (2.7%)
------------------------------------------------------------------------------------------------------------
        500,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                            491,250
        503,500  Bauang Private Power Corp. Regs. sr. notes 10.17s, 2008
                   (Philippines)                                                                     492,171
        250,000  CE Casecnan Water & Energy 144A sr. notes 11.45s, 2005
                   (Philippines)                                                                     260,000
        150,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                    193,475
      1,200,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                  1,445,604
         75,862  Subic Power Corp. 144A sec. 9 1/2s, 2008 (Philippines)                               72,828
                                                                                              --------------
                                                                                                   2,955,328

Electronics and Electrical Equipment (0.7%)
------------------------------------------------------------------------------------------------------------
        720,000  Zilog Inc. 144A sr. notes 9 1/2s, 2005                                              715,500

Entertainment (0.7%)
------------------------------------------------------------------------------------------------------------
        750,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                 783,750

Financial Services (2.8%)
------------------------------------------------------------------------------------------------------------
        800,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                        800,000
          5,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                  5,380
      1,200,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                           1,176,000
         25,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                                  25,750
      1,000,000  Resource America Inc. 144A bonds 12s, 2004                                        1,045,000
                                                                                              --------------
                                                                                                   3,052,130

Food and Beverages (2.4%)
------------------------------------------------------------------------------------------------------------
         25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                               26,750
        435,000  Chiquita Brands cv. sr. notes 9 5/8s, 2004                                          459,469
         45,000  Eagle Family Foods 144A sr. sub. notes 8 3/4s, 2008                                  45,225
          4,000  Nebco Evans Holding Co. 144A 11 1/4s, 2008 [2 DBL. DAGGERS]                         400,000
      1,600,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                               1,696,000
                                                                                              --------------
                                                                                                   2,627,444

Gaming (2.6%)
------------------------------------------------------------------------------------------------------------
         50,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                            54,250
        910,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                               964,600
        150,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                            172,500
        100,000  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                             108,500
        230,000  Fitzgeralds Gaming Corp. 144A company guaranty
                   12 1/4s, 2004                                                                     232,300
        300,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                      308,250
         50,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                               50,500
        900,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                  925,875
                                                                                              --------------
                                                                                                   2,816,775

Health Care (4.8%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Extendicare Inc. 144A sr. sub. notes 9.35s, 2007 (Canada)                         1,040,000
        960,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                         1,000,800
        420,000  Magellan Health Services, Inc. 144A sr. sub. notes 9s, 2008                         423,150
      1,055,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                          1,004,888
         50,000  Paragon Health Networks, Inc. 144A sr. sub. notes 9 1/2s, 2007                       51,500
        100,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                          104,500
      1,500,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                1,560,000
                                                                                              --------------
                                                                                                   5,184,838

Insurance (1.0%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                  1,049,120

Lodging (0.7%)
------------------------------------------------------------------------------------------------------------
        725,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                     784,813

Medical Supplies and Devices (0.6%)
------------------------------------------------------------------------------------------------------------
        130,000  Conmed Corp. 144A sr. sub. notes 9s, 2008                                           131,300
        500,000  Fresenius Medical Care AG 144A company guaranty
                   7 7/8s, 2008 (Germany)                                                            497,500
                                                                                              --------------
                                                                                                     628,800

Metals and Mining (0.8%)
------------------------------------------------------------------------------------------------------------
         35,000  Anker Coal Group, Inc. 144A sr. notes 9 3/4s, 2007                                   36,050
        800,000  Murrin Murrin Holdings 144A sr. notes 9 3/8s, 2007 (Australia)                      781,000
                                                                                              --------------
                                                                                                     817,050

Motion Picture Distribution (--%)
------------------------------------------------------------------------------------------------------------
         50,000  Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                   (9 5/8s, 2/1/02), 2006 ++                                                          35,000

Oil and Gas (5.9%)
------------------------------------------------------------------------------------------------------------
        305,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                         312,625
        480,000  Dailey International Inc. 144A sr. notes 9 1/2s, 2008                               487,200
        635,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                    696,913
      1,200,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                       1,257,000
        130,000  Market Hub Partners 144A sr. notes 8 1/4s, 2008                                     130,975
        700,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                              724,500
        280,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                             278,600
        545,000  Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                              602,225
        680,000  Transamerican Energy sr. disc. notes stepped-coupon
                   Ser. B, zero % (13s, 6/15/99), 2002 ++                                            571,200
      1,215,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                              1,231,397
                                                                                              --------------
                                                                                                   6,292,635

Packaging and Containers (1.0%)
------------------------------------------------------------------------------------------------------------
        500,000  Riverwood International Corp. company guranty
                   10 7/8s, 2008                                                                     500,625
        510,000  Riverwood International Corp. company guaranty
                   10 1/4s, 2006                                                                     530,400
                                                                                              --------------
                                                                                                   1,031,025

Paging (1.2%)
------------------------------------------------------------------------------------------------------------
         80,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                         82,000
      1,135,000  Paging Network, Inc. sr. sub. notes 10s, 2008                                     1,174,725
                                                                                              --------------
                                                                                                   1,256,725

Paper and Forest Products (1.9%)
------------------------------------------------------------------------------------------------------------
        125,000  APP Finance II Mauritius Ltd. bonds stepped-coupon zero %
                   (12s, 2/15/04), 2049 (Indonesia) ++                                                94,375
        775,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                             829,250
        525,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                   2007 (Indonesia)                                                                  420,000
        900,000  Pindo Deli Finance Mauritius Ltd. 144A company guaranty
                   10 3/4s, 2007 (India)                                                             715,500
                                                                                              --------------
                                                                                                   2,059,125

Pharmaceuticals (1.0%)
------------------------------------------------------------------------------------------------------------
      1,000,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                        1,027,500

Publishing (--%)
------------------------------------------------------------------------------------------------------------
         50,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                         52,375

Retail (1.1%)
------------------------------------------------------------------------------------------------------------
         70,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                    69,300
      3,141,375  K mart Lease bonds stepped-coupon zero %
                   (10.45s, 8/1/09), 2021 ++                                                       1,087,701
         75,000  K mart Corp. deb. 7.95s, 2023                                                        74,250
                                                                                              --------------
                                                                                                   1,231,251

Satellite Services (4.4%)
------------------------------------------------------------------------------------------------------------
         75,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-
                   coupon zero % (13 1/8s, 3/15/00), 2004 ++                                          66,375
        100,000  Esat Telecom Group PLC sr. notes stepped-coupon zero %
                   (12 1/2s, 2/1/02), 2007 (Ireland) ++                                               74,000
      1,500,000  Globalstar L.P. Capital sr. notes 11 3/8s, 2004                                   1,545,000
        810,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                        921,375
        300,000  Iridium LLC/Capital Corp. 144A sr. notes 11 1/4s, 2005                              307,500
        475,000  Pegasus Communications Corp. sr. notes Ser. B, 9 5/8s, 2005                         501,125
        790,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                   2004 (Mexico)                                                                     805,800
        465,000  TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s, 2007                       492,900
                                                                                              --------------
                                                                                                   4,714,075

Semiconductors (0.1%)
------------------------------------------------------------------------------------------------------------
         50,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                       55,500

Shipping (1.3%)
------------------------------------------------------------------------------------------------------------
      1,270,000  Chemical Leaman Corp. sr. notes 10 3/8s, 2005                                     1,358,900
         50,000  Kitty Hawk, Inc. 144A sr. notes 9.95s, 2004                                          52,250
                                                                                              --------------
                                                                                                   1,411,150

Supermarkets (1.8%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Fleming Companies, Inc. company guaranty Ser. B, 10 5/8s, 2007                    1,060,000
         50,000  Ralphs Grocery Co. sr. notes 10.45s, 2004                                            57,000
        630,000  Southland Corp. deb. 4s, 2004                                                       491,778
        360,000  Stater Brothers Holdings 144A sr. sub. notes 9s, 2004                               379,800
                                                                                              --------------
                                                                                                   1,988,578

Telecommunications (6.2%)
------------------------------------------------------------------------------------------------------------
         90,000  21st Century Telecom Group 144A sr. disc. notes stepped-
                   coupon zero % (12 1/4s, 2/15/03), 2008 ++                                          49,500
        425,000  American Communications Services, Inc. sr. disc. notes stepped-
                   coupon zero % (12 3/4s, 4/1/01), 2006 ++                                          336,813
        175,000  Focal Communications Corp. 144A sr. disc. notes stepped-
                   coupon zero % (12 1/8s, 2/15/03), 2008 ++                                          96,250
        100,000  GST Telecommunications, Inc. company guaranty stepped-
                   coupon zero % (13 7/8s, 12/15/00), 2005 ++                                         80,500
        500,000  Hyperion Telecommunication Corp. sr. disc. notes stepped-
                   coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                                     370,000
         50,000  Intermedia Communications, Inc. 144A sr. notes 8 1/2s, 2008                          51,938
        275,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                                220,000
        550,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                   (15s, 5/1/02), 2007 (United Kingdom) ++                                           220,000
      1,400,000  Ionica Group PLC sr. notes 13 1/2s, 2006 (United Kingdom)                         1,120,000
        650,000  MGC Communications, Inc. 144A sr. notes 13s, 2004                                   653,250
         25,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 12/1/01), 2006 (Canada) ++                                    17,500
        500,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                   2007 (Poland)                                                                     505,000
        250,000  Netia Holdings B.V. 144A company guaranty stepped-
                   coupon zero % (11 1/4s, 11/1/02), 2007 (Poland)                                   166,250
        250,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                   (9.8s, 2/15/03), 2008 ++                                                          151,875
        900,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                          1,028,250
      2,240,000  Teligent, Inc. 144A sr. disc. notes stepped-coupon zero %
                   (11 1/2s, 3/1/03), 2008 ++                                                      1,226,400
        300,000  USN Communications, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14 5/8s, 8/15/00), 2004 ++                                        238,500
        125,000  WinStar Communications. Inc. 144A sr. sub. notes
                   zero %, 2007                                                                      167,500
                                                                                              --------------
                                                                                                   6,699,526

Telephone Services (3.3%)
------------------------------------------------------------------------------------------------------------
        630,000  Econophone Inc. 144A sr. disc. notes stepped-coupon zero %
                   (11s, 2/15/03), 2008 ++                                                           371,700
         30,000  Facilicom International 144A sr. notes 10 1/2s, 2008                                 30,075
      1,110,000  Flag Limited 144A sr. notes 8 1/4s, 2008 (Bermuda)                                1,129,425
      1,500,000  IDT Corp. 144A sr. notes 8 3/4s, 2006                                             1,500,000
        440,000  RSL Communications, Ltd. 144A sr. disc. notes stepped-
                   coupon zero % (10 1/8s, 3/1/03), 2008 ++                                          267,850
        285,000  RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                                283,575
                                                                                              --------------
                                                                                                   3,582,625

Textiles (0.3%)
------------------------------------------------------------------------------------------------------------
        200,000  Polysindo Inernational Eka company guaranty 13s, 2001
                   (Indonesia)                                                                       126,000
         50,000  Polysindo International Finance company guaranty 9 3/8s,
                   2007 (Indonesia)                                                                   28,000
        200,000  Tultex Corp. sr. notes 10 5/8s, 2005                                                214,000
                                                                                              --------------
                                                                                                     368,000

Transportation (0.9%)
------------------------------------------------------------------------------------------------------------
        830,000  Johnstown America Industries, Inc. company guaranty
                   Ser. C, 11 3/4s, 2005                                                             925,450

Wireless Communications (1.3%)
------------------------------------------------------------------------------------------------------------
        500,000  Omnipoint Corp, 144A sr. notes FRN 8.906s, 2006                                     499,500
        750,000  Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                            847,500
                                                                                              --------------
                                                                                                   1,347,000
                                                                                              --------------
                 Total Corporate Bonds and Notes  (cost $90,907,203)                          $   90,691,261

PREFERRED STOCKS (10.1%) *
NUMBER OF SHARES                                                                                       VALUE

Banks (1.0%)
------------------------------------------------------------------------------------------------------------
         37,500  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                          $    1,035,938

Broadcasting (1.0%)
------------------------------------------------------------------------------------------------------------
             50  Spanish Broadcasting Systems 14.25% cum. pfd.                                        53,750
            950  Spanish Broadcasting Systems 144A 14.25% pfd. [2 DBL. DAGGERS]                    1,021,250
                                                                                              --------------
                                                                                                   1,075,000

Building and Construction (0.1%)
------------------------------------------------------------------------------------------------------------
          3,910  Brand Scaffold Services, Inc. 144A $3.625 cum. pfd.                                 131,427

Cable Television (1.6%)
------------------------------------------------------------------------------------------------------------
          5,000  Adelphia Communications Corp. Ser. B, $13.00 cum. pfd.                              582,500
          9,460  Cablevision Systems Corp. Ser. M, $11.125 dep. shs. pfd. [2 DBL. DAGGERS]         1,090,265
                                                                                              --------------
                                                                                                   1,672,765

Cellular Communications (1.4%)
------------------------------------------------------------------------------------------------------------
            890  Dobson Communications 144A $12.25 pfd. [2 DBL. DAGGERS]                             921,150
            550  NEXTEL Communications, Inc. 144A Ser. E, $11.125 pfd. [2 DBL. DAGGERS]              567,875
                                                                                              --------------
                                                                                                   1,489,025

Health Care (1.5%)
------------------------------------------------------------------------------------------------------------
          1,500  Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                            1,605,000

Telecommunications (3.5%)
------------------------------------------------------------------------------------------------------------
          1,100  Hyperion Telecommunications Ser. B, $12.875 pfd. [2 DBL. DAGGERS]                 1,245,750
          1,050  IXC Communications, Inc. Ser. B 12.50% pfd. [2 DBL. DAGGERS]                      1,260,000
          1,075  WinStar Communications. Inc. 144A $14.25 cum. pfd. [2 DBL. DAGGERS]               1,300,750
                                                                                              --------------
                                                                                                   3,806,500
                                                                                              --------------
                 Total Preferred Stocks  (cost $10,840,909)                                   $   10,815,655

UNITS (5.5%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
            130  21st Century Telecom Group 144A units cum. pfd.
                   zero %, 2010 [2 DBL. DAGGERS]                                              $      136,500
            400  Allegiance Telecom Inc. units stepped-coupon zero %,
                   (11 3/4s, 2/15/03), 2008 ++                                                       226,000
            100  Club Regina/CS Resort 144A units 13s, 2004                                          102,500
            990  Diva Systems Corp. 144A units stepped-coupon zero %
                   (12 5/8s, 3/1/03), 2008 ++                                                        542,025
            930  DTI Holdings Inc. units stepped-coupon zero % (12 1/2s,
                   3/1/03), 2008 ++                                                                  504,525
          1,500  KMC Telecom Holdings, Inc. units stepped-coupon zero %
                   (12 1/2s, 2/15/03), 2008 ++                                                       855,000
          1,290  Knology Holdings Inc. units stepped-coupon zero % (11 7/8s,
                   10/15/02), 2007 ++                                                                722,400
            370  Orbital Imaging Corp. units 11 5/8s, 2005                                           382,025
            280  WAM!NET, Inc. 144A units stepped-coupon zero % (13 1/4s,
                   3/1/02), 2005 ++                                                                  170,800
         17,605  XCL Ltd. units cum. pfd. 9.50%, 2006                                              2,288,650
                                                                                              --------------
                 Total Units  (cost $5,904,195)                                               $    5,930,425

CONVERTIBLE BONDS AND NOTES (1.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$     1,000,000  Argosy Gaming cv. sub. notes 12s, 2001                                       $      922,500
        100,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                       67,000
        390,000  WinStar Communications. Inc. 144A cv. sr. disc. notes stepped-
                   coupon zero % (14s, 10/15/00), 2005 ++                                            534,300
                                                                                              --------------
                 Total Convertible Bonds and Notes  (cost $1,511,613)                         $    1,523,800

WARRANTS (0.8%) * +                                                            Expiration
NUMBER OF WARRANTS                                                             DATE                    VALUE
------------------------------------------------------------------------------------------------------------
         43,776  IGC Communications                                            10/15/05       $      875,520
            650  MGC Communications, Inc. 144A                                  10/1/04               22,750
                                                                                              --------------
                 Total Warrants  (cost $942,046)                                              $      898,270
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $110,105,966) ***                                    $  109,859,411
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $107,503,696.

*** The aggregate cost on a tax basis is $110,105,966, resulting in gross unrealized appreciation and depreciation of $6,050,249 and $6,296,804, respectively or net unrealized depreciation of
    $246,555.

  + Non-income-producing security.

 ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[2 DOUBLE DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

144A after the name of a security represents those exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $110,105,966) (Note 1)                                               $ 109,859,411
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            1,669,071
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   17,386,225
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            2,104,103
---------------------------------------------------------------------------------------------------
Receivable from Manager                                                                      28,132
---------------------------------------------------------------------------------------------------
Total assets                                                                            131,046,942

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          7,201,718
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         15,953,777
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  291,463
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   15,383
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                   64
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,000
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       26,465
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       53,376
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        23,543,246
---------------------------------------------------------------------------------------------------
Net assets                                                                            $ 107,503,696

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                    $ 107,465,888
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                239,009
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Notes 1 and 3)                                 45,354
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                 (246,555)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                            $ 107,503,696

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($44,471,799 divided by 4,965,291 shares)                                                     $8.96
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.96)*                                        $9.41
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($60,276,394 divided by 6,738,024 shares)**                                                   $8.95
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,755,503 divided by 307,907 shares)                                                        $8.95
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.95)*                                        $9.25
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations

                                                                                    For the period
                                                                                   January 2, 1998
                                                                                     (commencement
                                                                                     of operations)
                                                                             to February 28, 1998*
--------------------------------------------------------------------------------------------------
Interest income                                                                         $  307,866
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                            30,334
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              16,758
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                             331
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             1,000
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                        5,299
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                       20,851
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                          682
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      6,500
--------------------------------------------------------------------------------------------------
Registration fees                                                                           32,502
--------------------------------------------------------------------------------------------------
Auditing                                                                                    11,375
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,700
--------------------------------------------------------------------------------------------------
Postage                                                                                        300
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (58,467)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              70,165
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (1,308)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                68,857
--------------------------------------------------------------------------------------------------
Net investment income                                                                      239,009
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                            45,354
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                              (246,555)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                   (201,201)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $   37,808
--------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                        For the period
                                                                                                       January 2, 1998
                                                                                                         (commencement
                                                                                                        of operations)
                                                                                                 to February 28, 1998*
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     $    239,009
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                                45,354
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                                    (246,555)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                            37,808
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                          105,463,888
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                               105,501,696

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                                 2,002,000
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $239,009)                                 $107,503,696
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                     January 2, 1998+
operating performance                                                                                          to February 28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .06(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .46
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $8.96
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                                5.41*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                                                                                  --
(in thousands)                                                                                                        $44,472
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .21*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .91*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  10.30*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                     January 2, 1998+
operating performance                                                                                          to February 28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .05(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .45
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $8.95
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                                5.29*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $60,276
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .33*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .89*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  10.30*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                     January 2, 1998+
operating performance                                                                                          to February 28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .05(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                                .40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .45
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $8.95
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                                5.29*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $2,756
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .25*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                1.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  10.30*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust II ("the fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal.

The fund offers class A, class B and class M shares. The fund commenced operations of class A, class B, and class M shares on January 2, 1998. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations, such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustee deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.445% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiducairy Trust Company (PFTC), a subsidary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from PFTC and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended February 28, 1998, fund expenses were reduced by $1,308 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $133 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the period ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $117,266 and $3,402 from the sale of class A and class M shares, respectively and $254 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the period ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $116,108,885 and $6,108,385, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         For the period
                                         January 2, 1998
                                        (commencement of
                                         operations) to
                                        February 28, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,058,518      $45,290,230
------------------------------------------------------------

Shares
repurchased                        (328,521)      (2,943,748)
------------------------------------------------------------
Net increase                      4,729,997      $42,346,482
------------------------------------------------------------

                                         For the period
                                         January 2, 1998
                                        (commencement of
                                         operations) to
                                        February 28, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,879,875      $61,630,303
------------------------------------------------------------

Shares
repurchased                        (141,969)      (1,272,241)
------------------------------------------------------------
Net increase                      6,737,906      $60,358,062
------------------------------------------------------------

                                         For the period
                                         January 2, 1998
                                        (commencement of
                                         operations) to
                                        February 28, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         320,888       $2,876,932
------------------------------------------------------------

Shares
repurchased                         (13,099)        (117,588)
------------------------------------------------------------
Net increase                        307,789       $2,759,344
------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to January 2, 1998 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000, $1,000 and $1,000 of initial organizational expenses, and the issuance of 235,294, 118 and 118 shares of classes A, B and M, respectively to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

William J. Curtin
Vice President

Ian C. Ferguson
Vice President

Edward D'Alelio
Vice President

Jennifer Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam High Yield Trust
II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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SA064-41236 2HB/2HD/2HE     4/98